Employee Future Benefits (Details Narrative)	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Pension Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	0.80%	1.10%	1.80%	1.10%